Production costs (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Schedule of Product Cost

	December 31, 2025	December 31, 2024

Labour	$146,067	$123,798
Fuel	23,883	20,719
Reagents	54,738	47,134
Electricity	24,579	22,237
Mining contractors	64,524	58,700
Operating and maintenance supplies and services	146,400	135,733
Support costs	72,884	56,348
Royalties	124,332	79,402
Selling expenses	20,189	20,087
	$677,596	$564,158